Operating Profit - Auditor Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Audit of the financial statements	£ 925	£ 813	£ 840
Subsidiary local statutory audits	87	87	103
SOX attestation fees	1,485	1,470	832
Total audit fees	2,497	2,370	1,775
Total auditor’s remuneration	£ 2,497	£ 2,370	£ 1,775